Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net

6. Property and Equipment, Net

The following is a summary of property and equipment, net:

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Computer, equipment and furniture	30,118	55,070	8,750
Motor vehicles	1,655	2,601	413
Leasehold improvements	11,359	13,651	2,169

Total	43,132	71,322	11,332
Less: Accumulated depreciation	(19,021)	(30,310)	(4,816)

Net book value	24,111	41,012	6,516

Depreciation expenses for the years ended December 31, 2009, 2010 and 2011 were RMB5.9 million, RMB7.6 million and RMB11.3 million (US$1.8 million), respectively.